COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at June 30, 2018, were as follows:

Year ended December 31,

2018	$2,751
2019	4,850
2020	1,206
2021	376
2022 and thereafter	244
$9,427

Expenses for lease of facilities for the six months ended June 30, 2018 and 2017 were approximately $ 2,396 and $ 2,189 respectively.

Expenses for the lease of motor vehicles for the six months ended June 30, 2018 and 2017 were approximately $ 397 and $ 389, respectively.

b.
During the six months ended June 30, 2017 and 2018, the Company received several grants from the Israeli Innovation Authority (“IIA”). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded the IIA grants as a reduction of research and development expenses in the six months ended June 30, 2017 and 2018 in the amount of $ 937 and $ 626, respectively.

c.          Charges and guarantees:

As of June 30, 2017 and 2018, the Company provided bank guarantees in an aggregate amount of $ 34,988 and $ 79,923, respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers (including a guarantee in the amount of $29,089 related to a project in Latin America, see note 1e).

In addition, the Company has a collateral deposit in the amount of $ 996 for outstanding letters of credit.

d.          Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv. The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The plaintiff seeks specified compensatory damages in a sum of up to $75,000,000, as well as attorneys’ fees and costs.

The Company filed its defense on June 21, 2015, and on October 22, 2015 the plaintiff filed a request for discovery of specific documents. The Company filed its response to the plaintiffs' request for discovery on January 25, 2016 and the plaintiffs submitted their response on February 24, 2016. On June 8, 2016, the District Court partially accepted the plaintiff's request for discovery and ordered the Company to disclose some of the requested documents. The Company's request to appeal this decision was denied by the Supreme Court on October 25, 2016, and the Company disclosed the required documents to the plaintiff.

The plaintiff filed his reply to the Company’s defense by April 2, 2017. A preliminary hearing was held on May 22, 2017, in the framework of which the court set dates for response to the Company’s above mentioned requests as well as dates for evidence hearings.

In May 2017, the Company filed two requests: the first, requesting to dismiss the plaintiff’s response to the Company’s defense, or, alternatively, to allow the Company to respond to it; the second, to continue discussions with regards to the legal question of the governing law. On July 17, 2017, the court issued its decision in the first request, denying the requested dismissal of plaintiff’s response to the Company’s defense, but allowing the Company to respond to it; on July 29, 2017, the Court issued its decision in the second request, and denied it. The Company filed its response on September 18, 2017.

On October 2, 2017, the Plaintiff filed a request to summon two of the Company's officers (Company's chairman, Mr. Zisapel and Company's Chief Executive Officer, Mr. Palti) to the upcoming evidence hearing. The Company filed its response on October 26, 2017; and the Plaintiff filed its reply to Company's response.

The first evidence hearing took place on November 2, 2017, as scheduled. During the hearing the Company agreed to consider summoning to the second evidence hearing one of the abovementioned requested Company's officers, and on October 8, 2017 the Company filed a notice to the court that it agrees that Company's Chief Executive Officer will be summoned to the next evidence hearing. The second and final evidence hearing took place on January 8, 2018.

Summaries were filed by the Plaintiff on March 21, 2018 and the Company filed its summaries on June 12, 2018. The Plaintiff filed their reply summaries on September 5, 2018.

The initial procedure (i.e. until the District Court decides whether to approve the motion or to deny it) has been conducted for over three and a half years now and the Company is unable to estimate when the District Court will issue a decision. The Company believes that the District Court should deny the motion. However, there is no assurance that the Company's position will be accepted by the District Court. In such case the Company may have to divert attention of its executives to deal with this class action as well as incur expenses that may be beyond its insurance coverage for such cases, which cause a risk of loss and expenditures that may adversely affect its financial condition and results of operations. The Company believes it has strong defense arguments and in light of recent legal rulings regarding dual listed companies, and after the evidence hearings were conducted and summaries were submitted, the Company believes it is more likely than not, that the District Court will reject the motion for class action. Therefore, the Company did not record a provision as of June 30, 2018.